Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 163,168	$ 1,896,170
Prepaid expenses	256,814	113,867
Total current assets	419,982	2,010,037
Investments held in Trust Account	253,078,907	253,018,241
Total Assets	253,498,889	255,028,278
Current liabilities:
Accrued expenses	134,855	90,471
Accrued offering costs	0	27,981
Total current liabilities	134,855	118,452
Deferred underwriting fee payable	8,067,500	8,067,500
Derivative warrant liabilities	29,475,001	20,436,001
Total liabilities	37,677,356	28,621,953
Commitments and Contingencies
Class A common stock subject to possible redemption	210,821,530	221,406,320
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	19,303,036	8,718,352
Accumulated deficit	(14,304,088)	(3,719,296)
Total stockholders' equity	5,000,003	5,000,005
Total Liabilities and Stockholders' Equity	253,498,889	255,028,278
Common Class A [Member]
Stockholders' Equity:
Common Stock, Value, Issued	422	316
Common Class B [Member]
Stockholders' Equity:
Common Stock, Value, Issued	$ 633	$ 633